Note 7 - Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Restructuring costs	2016	2016	2017	2018
Severance cost	3,586	—	2,707	—
Office restructuring cost	231	—	306	—
Legal fees related to restructuring	94	—	227	—
Total	3,911	—	3,240	—